Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 159
2014	104
2015	35
2016	7
2017
Thereafter	1
Total	$ 306